Related Party Balances and Transactions (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Due to related parties	$ 1,047,512	$ 1,847,421
Mr. Hengwei Chen and his affiliates
Due to related parties	0	902,141
Forasen Group and its affiliates, controlled by Mr. Zhengyu Wang, Chairman previous and CEO of the Company until December 6, 2019
Due to related parties	857,746	806,556
It represents information about related parties
Due to related parties	189,766	138,724
It represents information about related parties | Represents the information pertaining to advances to parent
Due to related parties	$ 189,766	$ 138,724